                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
            PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 9, 2006
                (RUSSELL-SELECT/CUSTOM-SELECT/NAVIGATOR-SELECT)

This Supplement revises information contained in the prospectuses dated April 28, 2008 (as supplemented) and November 9, 2006 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

        PERIODIC FEES AND EXPENSES TABLE
        CONTRACT MAINTENANCE CHARGE (Note 1)                 $30
        SEPARATE ACCOUNT ANNUAL EXPENSES
        (referred to as Separate Account Product Charges)
        (as a percentage of average account value)
         Mortality and Expense Charge*                     1.25%
         Administration Expense Charge                     0.15%
                                                           -----
         Total Separate Account Product Charges            1.40%

* For Navigator-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A). For Navigator-Select and Custom-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A) and in excess of 0.58% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A).

   Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                          Minimum Maximum
Total Annual Investment Portfolio Operating Expenses                                       0.28%   1.21%
(expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                Distribution            Acquired Total
                                                                and/or                  Fund     Annual    Fee Waiver
                                                     Management Service(12b-1) Other    Fees and Operating and/or Expense
                                                     Fee        Fees           Expenses Expenses Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund               0.71%           --       0.30%       --     1.01%          --
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
  Equity-Income Portfolio                              0.46%        0.25%       0.10%       --     0.81%          --
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
  Templeton Foreign Securities Fund                    0.64%           --       0.15%       --     0.79%          --
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A      0.60%           --       0.06%       --     0.66%          --
  ClearBridge Aggressive Growth Portfolio --
   Class A                                             0.61%           --       0.03%       --     0.64%          --
  Invesco Comstock Portfolio -- Class B                0.57%        0.25%       0.03%       --     0.85%       0.02%
  Invesco Small Cap Growth Portfolio -- Class A        0.85%           --       0.02%       --     0.87%       0.01%
  Lord Abbett Bond Debenture Portfolio --
   Class A                                             0.51%           --       0.03%       --     0.54%          --
  Lord Abbett Mid Cap Value Portfolio --
   Class A                                             0.65%           --       0.04%    0.06%     0.75%       0.00%
  MFS(R) Emerging Markets Equity Portfolio --
   Class A                                             0.91%           --       0.16%       --     1.07%       0.02%
  MFS(R) Research International Portfolio --
   Class A                                             0.68%           --       0.07%       --     0.75%       0.05%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A                                             0.65%           --       0.07%       --     0.72%       0.01%
  PIMCO Total Return Portfolio -- Class A              0.48%           --       0.03%       --     0.51%          --
  Pioneer Fund Portfolio -- Class A                    0.64%           --       0.04%       --     0.68%       0.03%
  T. Rowe Price Large Cap Value Portfolio --
   Class A                                             0.57%           --       0.02%       --     0.59%          --
  T. Rowe Price Mid Cap Growth Portfolio --
   Class B                                             0.75%        0.25%       0.03%       --     1.03%          --
  Third Avenue Small Cap Value Portfolio --
   Class B                                             0.74%        0.25%       0.03%       --     1.02%       0.01%
METROPOLITAN SERIES FUND
  Baillie Gifford International Stock Portfolio --
   Class B                                             0.81%        0.25%       0.10%       --     1.16%       0.10%
  BlackRock Bond Income Portfolio -- Class A           0.32%           --       0.04%       --     0.36%       0.00%
  BlackRock Capital Appreciation Portfolio --
   Class A                                             0.70%           --       0.03%       --     0.73%       0.01%
  BlackRock Money Market Portfolio -- Class A          0.33%           --       0.02%       --     0.35%       0.01%
  Davis Venture Value Portfolio -- Class E             0.70%        0.15%       0.03%       --     0.88%       0.05%
  Jennison Growth Portfolio -- Class A                 0.61%           --       0.03%       --     0.64%       0.07%
  Loomis Sayles Small Cap Growth Portfolio --
   Class B                                             0.90%        0.25%       0.06%       --     1.21%       0.09%
  MetLife Stock Index Portfolio -- Class A             0.25%           --       0.03%       --     0.28%       0.01%
  Neuberger Berman Genesis Portfolio --
   Class A                                             0.82%           --       0.04%       --     0.86%       0.01%
  T. Rowe Price Large Cap Growth Portfolio --
   Class A                                             0.60%           --       0.04%       --     0.64%       0.01%
  T. Rowe Price Small Cap Growth Portfolio --
   Class A                                             0.49%           --       0.06%       --     0.55%          --
  Western Asset Management Strategic Bond
   Opportunities Portfolio -- Class A                  0.60%           --       0.05%       --     0.65%       0.04%

                                                     Net Total
                                                     Annual
                                                     Operating
                                                     Expenses
--------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund               1.01%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
  Equity-Income Portfolio                              0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
  Templeton Foreign Securities Fund                    0.79%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A      0.66%
  ClearBridge Aggressive Growth Portfolio --
   Class A                                             0.64%
  Invesco Comstock Portfolio -- Class B                0.83%
  Invesco Small Cap Growth Portfolio -- Class A        0.86%
  Lord Abbett Bond Debenture Portfolio --
   Class A                                             0.54%
  Lord Abbett Mid Cap Value Portfolio --
   Class A                                             0.75%
  MFS(R) Emerging Markets Equity Portfolio --
   Class A                                             1.05%
  MFS(R) Research International Portfolio --
   Class A                                             0.70%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A                                             0.71%
  PIMCO Total Return Portfolio -- Class A              0.51%
  Pioneer Fund Portfolio -- Class A                    0.65%
  T. Rowe Price Large Cap Value Portfolio --
   Class A                                             0.59%
  T. Rowe Price Mid Cap Growth Portfolio --
   Class B                                             1.03%
  Third Avenue Small Cap Value Portfolio --
   Class B                                             1.01%
METROPOLITAN SERIES FUND
  Baillie Gifford International Stock Portfolio --
   Class B                                             1.06%
  BlackRock Bond Income Portfolio -- Class A           0.36%
  BlackRock Capital Appreciation Portfolio --
   Class A                                             0.72%
  BlackRock Money Market Portfolio -- Class A          0.34%
  Davis Venture Value Portfolio -- Class E             0.83%
  Jennison Growth Portfolio -- Class A                 0.57%
  Loomis Sayles Small Cap Growth Portfolio --
   Class B                                             1.12%
  MetLife Stock Index Portfolio -- Class A             0.27%
  Neuberger Berman Genesis Portfolio --
   Class A                                             0.85%
  T. Rowe Price Large Cap Growth Portfolio --
   Class A                                             0.63%
  T. Rowe Price Small Cap Growth Portfolio --
   Class A                                             0.55%
  Western Asset Management Strategic Bond
   Opportunities Portfolio -- Class A                  0.61%

                                                     Distribution            Acquired Total                    Net Total
                                                     and/or                  Fund     Annual    Fee Waiver     Annual
                                          Management Service(12b-1) Other    Fees and Operating and/or Expense Operating
                                          Fee        Fees           Expenses Expenses Expenses  Reimbursement  Expenses
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
  PIMCO High Yield Portfolio                0.60%        0.15%          --       --     0.75%          --        0.75%
  PIMCO Low Duration Portfolio              0.50%        0.15%          --       --     0.65%          --        0.65%
PUTNAM VARIABLE TRUST -- CLASS IA
  Putnam VT Multi-Cap Growth Fund           0.57%           --       0.15%       --     0.72%          --        0.72%
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund                    0.90%           --       0.18%       --     1.08%       0.05%        1.03%
  Core Bond Fund                            0.55%           --       0.17%       --     0.72%       0.05%        0.67%
  Global Real Estate Securities Fund        0.80%           --       0.15%       --     0.95%          --        0.95%
  Multi-Style Equity Fund                   0.73%           --       0.13%       --     0.86%          --        0.86%
  Non-U.S. Fund                             0.90%           --       0.16%       --     1.06%       0.05%        1.01%
MET INVESTORS SERIES TRUST -- CLASS B
  MetLife Aggressive Strategy Portfolio     0.09%        0.25%       0.01%    0.72%     1.07%          --        1.07%
  MetLife Balanced Strategy Portfolio       0.05%        0.25%       0.01%    0.65%     0.96%          --        0.96%
  MetLife Defensive Strategy Portfolio      0.06%        0.25%       0.01%    0.58%     0.90%          --        0.90%
  MetLife Growth Strategy Portfolio         0.06%        0.25%          --    0.69%     1.00%          --        1.00%
  MetLife Moderate Strategy Portfolio       0.06%        0.25%          --    0.60%     0.91%          --        0.91%
  SSgA Growth and Income ETF Portfolio      0.31%        0.25%       0.01%    0.24%     0.81%          --        0.81%
  SSgA Growth ETF Portfolio                 0.32%        0.25%       0.03%    0.25%     0.85%          --        0.85%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the investment portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).
INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio -- Class A
 Clear Bridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge
   Aggressive Growth Portfolio) -- Class A
 Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) -- Class B Invesco Small Cap Growth Portfolio -- Class A
 Lord Abbett Bond Debenture Portfolio -- Class A
 Lord Abbett Mid Cap Value Portfolio -- Class A
 MFS(R) Emerging Markets Equity Portfolio -- Class A
 MFS(R) Research International Portfolio -- Class A
 Morgan Stanley Mid Cap Growth Portfolio -- Class A
 PIMCO Total Return Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A
 T. Rowe Price Large Cap Value Portfolio -- Class A
 T. Rowe Price Mid Cap Growth Portfolio -- Class B
 Third Avenue Small Cap Value Portfolio -- Class B

METROPOLITAN SERIES FUND

 Baillie Gifford International Stock Portfolio -- Class B
 BlackRock Bond Income Portfolio -- Class A
 BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap
   Growth Portfolio) -- Class A
 BlackRock Money Market Portfolio -- Class A
 Davis Venture Value Portfolio -- Class E
 Jennison Growth Portfolio -- Class A
 Loomis Sayles Small Cap Growth Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class A
 Neuberger Berman Genesis Portfolio -- Class A
 T. Rowe Price Large Cap Growth Portfolio -- Class A
 T. Rowe Price Small Cap Growth Portfolio -- Class A
 Western Asset Management Strategic Bond Opportunities Portfolio -- Class A

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio
 PIMCO Low Duration Portfolio

PUTNAM VARIABLE TRUST -- CLASS IA

 Putnam VT Multi-Cap Growth Fund

RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund
 Core Bond Fund
 Global Real Estate Securities Fund
 Multi-Style Equity Fund
 Non-U.S. Fund

MET INVESTORS SERIES TRUST -- CLASS B

 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio

INVESTMENT OPTIONS

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the Invesco V.I. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio,

Lord Abbett Bond Debenture Portfolio, MFS Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, PIMCO High Yield Portfolio, Russell Aggressive Equity Fund, Russell Global Real Estate Securities Fund and Russell Non-U.S. Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contract. We do not accommodate frequent transfers in any investment portfolio and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.

In addition, owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

OTHER INFORMATION

THE SEPARATE ACCOUNT

The investment adviser to certain of the investment portfolios offered with the contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value

(excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (closed May 1,
2002); (b) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed May 1,
2004); (c) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") the Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc.
(j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust;

Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class
IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) DWS Variable Series I (formerly Scudder Variable Series I) (Class A): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) DWS Variable Series II (formerly Scudder Variable Series II) the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe
Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") Invesco V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio

(Class A) of the Met Investors Series Trust; the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the PIMCO VIT Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust was replaced with the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of September 24, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

INVESTMENT PORTFOLIO                  INVESTMENT OBJECTIVE                               INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
  Invesco V.I. International Growth   Seeks long-term growth of capital.                 Invesco Advisers, Inc.
   Fund
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
  Equity-Income Portfolio             Seeks reasonable income. The fund will also        Fidelity Management & Research
                                      consider the potential for capital appreciation.   Company Subadviser: FMR Co.,
                                      The fund's goal is to achieve a yield which        Inc.
                                      exceeds the composite yield on the securities
                                      comprising the S&P 500(R) Index.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 1
  Templeton Foreign Securities Fund   Seeks long-term capital growth.                    Templeton Investment Counsel,
                                                                                         LLC
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate          Seeks total return through investment in real      MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A               estate securities, emphasizing both capital        CBRE Clarion Securities LLC
                                      appreciation and current income.
  ClearBridge Aggressive Growth       Seeks capital appreciation.                        MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                                                                  ClearBridge Investments, LLC
  Invesco Comstock Portfolio --       Seeks capital growth and income.                   MetLife Advisers, LLC Subadviser:
   Class B                                                                               Invesco Advisers, Inc.
  Invesco Small Cap Growth            Seeks long-term growth of capital.                 MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                                                                  Invesco Advisers, Inc.
  Lord Abbett Bond Debenture          Seeks high current income and the opportunity for  MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A               capital appreciation to produce a high total       Lord, Abbett & Co. LLC
                                      return.
  Lord Abbett Mid Cap Value           Seeks capital appreciation through investments,    MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A               primarily in equity securities, which are          Lord, Abbett & Co. LLC
                                      believed to be undervalued in the marketplace.
  MFS(R) Emerging Markets Equity      Seeks capital appreciation.                        MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                                                                  Massachusetts Financial Services
                                                                                         Company
  MFS(R) Research International       Seeks capital appreciation.                        MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                                                                  Massachusetts Financial Services
                                                                                         Company
  Morgan Stanley Mid Cap Growth       Seeks capital appreciation.                        MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                                                                  Morgan Stanley Investment
                                                                                         Management Inc.
  PIMCO Total Return Portfolio --     Seeks maximum total return, consistent with the    MetLife Advisers, LLC Subadviser:
   Class A                            preservation of capital and prudent investment     Pacific Investment Management
                                      management.                                        Company LLC
  Pioneer Fund Portfolio -- Class A   Seeks reasonable income and capital growth.        MetLife Advisers, LLC Subadviser:
                                                                                         Pioneer Investment Management,
                                                                                         Inc.

INVESTMENT PORTFOLIO                    INVESTMENT OBJECTIVE                               INVESTMENT ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Large Cap Value         Seeks long-term capital appreciation by investing  MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                 in common stocks believed to be undervalued.       T. Rowe Price Associates, Inc.
                                        Income is a secondary objective.
  T. Rowe Price Mid Cap Growth          Seeks long-term growth of capital.                 MetLife Advisers, LLC Subadviser:
   Portfolio -- Class B                                                                    T. Rowe Price Associates, Inc.
  Third Avenue Small Cap Value          Seeks long-term capital appreciation.              MetLife Advisers, LLC Subadviser:
   Portfolio -- Class B                                                                    Third Avenue Management LLC
METROPOLITAN SERIES FUND
  Baillie Gifford International Stock   Seeks long-term growth of capital.                 MetLife Advisers, LLC Subadviser:
   Portfolio -- Class B                                                                    Baillie Gifford Overseas Limited
  BlackRock Bond Income Portfolio       Seeks a competitive total return primarily from    MetLife Advisers, LLC Subadviser:
   -- Class A                           investing in fixed-income securities.              BlackRock Advisors, LLC
  BlackRock Capital Appreciation        Seeks long-term growth of capital.                 MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                                                                    BlackRock Advisors, LLC
  BlackRock Money Market Portfolio      Seeks a high level of current income consistent    MetLife Advisers, LLC Subadviser:
   -- Class A                           with preservation of capital.                      BlackRock Advisors, LLC
  Davis Venture Value Portfolio --      Seeks growth of capital.                           MetLife Advisers, LLC Subadviser:
   Class E                                                                                 Davis Selected Advisers, L.P.
  Jennison Growth Portfolio --          Seeks long-term growth of capital.                 MetLife Advisers, LLC Subadviser:
   Class A                                                                                 Jennison Associates LLC
  Loomis Sayles Small Cap Growth        Seeks long-term capital growth.                    MetLife Advisers, LLC Subadviser:
   Portfolio -- Class B                                                                    Loomis, Sayles & Company, L.P.
  MetLife Stock Index Portfolio --      Seeks to track the performance of the Standard &   MetLife Advisers, LLC Subadviser:
   Class A                              Poor's 500(R) Composite Stock Price Index.         MetLife Investment Management,
                                                                                           LLC
  Neuberger Berman Genesis              Seeks high total return, consisting principally    MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                 of capital appreciation.                           Neuberger Berman Management
                                                                                           LLC
  T. Rowe Price Large Cap Growth        Seeks long-term growth of capital and,             MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                 secondarily, dividend income.                      T. Rowe Price Associates, Inc.
  T. Rowe Price Small Cap Growth        Seeks long-term capital growth.                    MetLife Advisers, LLC Subadviser:
   Portfolio -- Class A                                                                    T. Rowe Price Associates, Inc.
  Western Asset Management              Seeks to maximize total return consistent with     MetLife Advisers, LLC Subadviser:
   Strategic Bond Opportunities         preservation of capital.                           Western Asset Management
   Portfolio -- Class A                                                                    Company
PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
  PIMCO High Yield Portfolio            Seeks maximum total return, consistent with        Pacific Investment Management
                                        preservation of capital and prudent investment     Company LLC
                                        management.
  PIMCO Low Duration Portfolio          Seeks maximum total return, consistent with        Pacific Investment Management
                                        preservation of capital and prudent investment     Company LLC
                                        management.
PUTNAM VARIABLE TRUST --
 CLASS IA
  Putnam VT Multi-Cap Growth            Seeks long-term capital appreciation.              Putnam Investment Management,
   Fund                                                                                    LLC
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund                Seeks to provide long term capital growth.         Russell Investment Management
                                                                                           Company
  Core Bond Fund                        Seeks to provide current income, and as a          Russell Investment Management
                                        secondary objective, capital appreciation.         Company
  Global Real Estate Securities Fund    Seeks to provide current income and long-term      Russell Investment Management
                                        capital growth.                                    Company
  Multi-Style Equity Fund               Seeks to provide long term capital growth.         Russell Investment Management
                                                                                           Company
  Non-U.S. Fund                         Seeks to provide long term capital growth.         Russell Investment Management
                                                                                           Company
MET INVESTORS SERIES TRUST --
 CLASS B
  MetLife Aggressive Strategy           Seeks growth of capital.                           MetLife Advisers, LLC
   Portfolio

INVESTMENT PORTFOLIO                    INVESTMENT OBJECTIVE                               INVESTMENT ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
  MetLife Balanced Strategy Portfolio   Seeks to provide a balance between a high level    MetLife Advisers, LLC
                                        of current income and growth of capital with a
                                        greater emphasis on growth of capital.
  MetLife Defensive Strategy            Seeks to provide a high level of current income    MetLife Advisers, LLC
   Portfolio                            with growth of capital, a secondary objective.
  MetLife Growth Strategy Portfolio     Seeks to provide growth of capital.                MetLife Advisers, LLC
  MetLife Moderate Strategy             Seeks to provide a high total return in the form   MetLife Advisers, LLC
   Portfolio                            of income and growth of capital, with a greater
                                        emphasis on income.
  SSgA Growth and Income ETF            Seeks growth of capital and income.                MetLife Advisers, LLC Subadviser:
   Portfolio                                                                               SSgA Funds Management, Inc.
  SSgA Growth ETF Portfolio             Seeks growth of capital.                           MetLife Advisers, LLC Subadviser:
                                                                                           SSgA Funds Management, Inc.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Global Real Estate Securities Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Comstock Portfolio (Class B)
   Invesco Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MetLife Aggressive Strategy Portfolio (Class B)
   MetLife Balanced Strategy Portfolio (Class B)
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Growth Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Money Market Portfolio
   Jennison Growth Portfolio
   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

   Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Comstock Portfolio (Class B)
   Invesco Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MetLife Aggressive Strategy Portfolio (Class B)

   MetLife Balanced Strategy Portfolio (Class B)
   MetLife Defensive Strategy Portfolio (Class B)
   MetLife Growth Strategy Portfolio (Class B)
   MetLife Moderate Strategy Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B OR CLASS E AS NOTED))

   Baillie Gifford International Stock Portfolio (Class B)
   BlackRock Bond Income Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Jennison Growth Portfolio
   Loomis Sayles Small Cap Growth Portfolio (Class B)
   MetLife Stock Index Portfolio
   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   PIMCO High Yield Portfolio
   PIMCO Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   T. Rowe Price Mid Cap Growth Portfolio
     (Class A) 5/1/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).